BUSINESS ACQUISITIONS AND DISPOSALS (Details)		12 Months Ended																														1 Months Ended	12 Months Ended																	12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			1 Months Ended							1 Months Ended	3 Months Ended			1 Months Ended									12 Months Ended
	Jan. 31, 2009 USD ($)	Dec. 31, 2010 Brand M	Dec. 31, 2011 Regional fixed line operators acquired in 2011 USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2011 USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Acquired customer base Minimum Y	Dec. 31, 2010 Regional fixed line operators acquired in 2011 Acquired customer base Minimum Y	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Acquired customer base Maximum Y	Dec. 31, 2010 Regional fixed line operators acquired in 2011 Acquired customer base Maximum Y	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base USD ($)	Dec. 31, 2011 Inteleca USD ($)	Apr. 30, 2011 Inteleca	Dec. 31, 2011 Inteleca Customer base USD ($)	Dec. 31, 2011 Infocentr USD ($)	Apr. 30, 2011 Infocentr	Dec. 31, 2011 Infocentr Customer base USD ($)	Dec. 31, 2011 Altair USD ($)	Aug. 31, 2011 Altair	Dec. 31, 2011 Altair Customer base USD ($)	Dec. 31, 2011 TVT USD ($)	Oct. 31, 2011 TVT	Dec. 31, 2010 Sistema Telecom USD ($)	Dec. 31, 2010 Sistema Telecom RUB	Dec. 27, 2010 Sistema Telecom USD ($)	Dec. 27, 2010 Sistema Telecom RUB	Apr. 30, 2011 TS-Retail	Dec. 31, 2010 TS-Retail	Sep. 30, 2010 TS-Retail	Jun. 30, 2010 TS-Retail	Aug. 31, 2010 Metro-Telecom	Aug. 27, 2010 Metro-Telecom USD ($)	Aug. 27, 2010 Metro-Telecom RUB	Jul. 31, 2010 Multiregion. USD ($) city	Dec. 31, 2011 Multiregion. USD ($)	Jul. 31, 2010 Multiregion. Acquired customer base USD ($)	Jun. 30, 2010 SWEET-COM USD ($)	Feb. 28, 2005 SWEET-COM	Dec. 31, 2011 Acquisitions where purchase price allocations were not finalized USD ($)	Dec. 31, 2011 Acquisitions where purchase price allocations were finalized USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 Customer base USD ($)	Dec. 31, 2010 Tenzor Telecom USD ($)	Feb. 28, 2010 Tenzor Telecom	Dec. 31, 2010 Penza Telecom USD ($)	Jun. 30, 2010 Penza Telecom	Dec. 31, 2010 Penza Telecom Customer base USD ($)	Dec. 31, 2010 NMSK USD ($)	Dec. 31, 2010 NMSK Customer base USD ($)	Dec. 31, 2010 Lanck Telecom USD ($)	Dec. 31, 2010 Lanck Telecom Customer base USD ($)	Dec. 31, 2010 Retail chains USD ($)	Dec. 31, 2009 Retail chains USD ($)	Dec. 31, 2009 Retail chains Brand USD ($)	Dec. 31, 2009 Telefon.ru USD ($) M	Feb. 28, 2009 Telefon.ru	Dec. 31, 2009 Eldorado USD ($) M	Mar. 30, 2009 Eldorado	Dec. 31, 2009 Eldorado Brand USD ($)	Dec. 31, 2009 Teleforum USD ($) M	Oct. 31, 2009 Teleforum	Dec. 31, 2011 Evrotel USD ($)	Dec. 31, 2009 Evrotel USD ($)	Dec. 31, 2009 Evrotel Acquired customer base USD ($)	Sep. 30, 2010 Comstar-UTS	Dec. 31, 2009 Comstar-UTS USD ($)	Oct. 06, 2010 Comstar-UTS USD ($)	Oct. 06, 2010 Comstar-UTS RUB	Oct. 31, 2009 Comstar-UTS USD ($)	Oct. 12, 2009 Comstar-UTS USD ($)	Oct. 12, 2009 Comstar-UTS RUB	Apr. 30, 2011 Comstar UTS merger into MTS	Mar. 31, 2011 Comstar UTS merger into MTS USD ($)	Dec. 31, 2011 Comstar UTS merger into MTS	Apr. 01, 2011 Comstar UTS merger into MTS	Dec. 31, 2009 MGTS USD ($)	Dec. 31, 2011 MGTS	Dec. 30, 2011 MGTS	Dec. 01, 2011 MGTS USD ($)	Dec. 01, 2011 MGTS RUB	Dec. 17, 2009 MGTS RUB	Sep. 30, 2009 Kolorit Dizayn USD ($)	Sep. 30, 2009 Kolorit Dizayn Brand USD ($)	Jan. 31, 2009 Dagtelecom acquisition USD ($)	Dec. 31, 2011 Companies acquired from third parties in 2011 USD ($)
Business acquisitions
Percentage of ownership acquired											100.00%			100.00%			100.00%			100.00%	100.00%	100.00%							95.00%			100.00%				74.90%						100.00%		100.00%		100.00%		100.00%						100.00%		100.00%			100.00%		100.00%		9.00%	61.97%			50.91%							14.20%	29.00%					100.00%
Percentage of ownership acquired																																																																												94.10%
Debt assumed																																																																													$ 331,500,000	10,410,000,000
Purchase price																							378,980,000	11,590,000,000						11,010,000	339,350,000				8,500,000																										90,000,000							1,320,000,000	39,150,000,000								336,300,000	10,560,000,000				51,300,000
Promissory notes previously issued by MTS held by Sistema Telecom on the acquisition date																					65,500,000	2,000,000,000
Voting interest of TS-Retail held by Sistema Telecom on the acquisition date (as a percent)																					45.00%	45.00%
Cash consideration																																123,600,000																												16,100,000	90,000,000			8,300,000										7,300,000						39,700,000
Number of cities in Russian Federation where business has a presence																																37
Purchase price allocation
Current assets			14,488,000							853,000			2,840,000			3,172,000			7,623,000													46,776,000							5,996,000		711,000		1,076,000			2,575,000		1,634,000			54,399,000		48,979,000		2,467,000			2,953,000			14,300,000																			993,000
Property, plant and equipment			48,800,000							10,812,000			2,585,000			3,739,000			31,664,000																				25,841,000		2,191,000		2,407,000			10,625,000		10,618,000
Non-current assets																																46,732,000																			3,971,000		2,315,000		911,000			745,000			67,960,000																			11,788,000
Finite-lived intangible assets									20,062,000			2,217,000			4,820,000			13,025,000																76,376,000						27,848,000					15,603,000		5,512,000		6,733,000			374,000					374,000					4,726,000																			2,097,000
Goodwill			185,690,000							10,662,000			14,711,000			12,726,000			147,591,000													148,743,000					147,600,000	38,100,000	39,242,000		6,616,000		7,394,000			14,113,000		11,119,000			162,258,000		123,333,000		29,875,000			9,050,000			98,542,000																			27,109,000
Other non-current assets			3,470,000							22,000			17,000			1,618,000			1,813,000																				461,000							124,000		337,000
Current liabilities			(44,090,000)							(4,491,000)			(8,547,000)			(5,542,000)			(25,510,000)													(126,780,000)							(27,054,000)		(3,142,000)		(4,369,000)			(8,607,000)		(10,936,000)			(124,563,000)		(108,701,000)		(12,248,000)			(3,614,000)			(75,528,000)																			(2,098,000)
Non-current liabilities			(5,650,000)							(875,000)			(989,000)			(3,148,000)			(638,000)													(44,007,000)							(5,537,000)		(130,000)		(2,779,000)			(944,000)		(1,684,000)			(6,041,000)		(5,926,000)		(115,000)																									(235,000)
Fair value of noncontrolling interest																																(24,244,000)
Fair value of contingent consideration																																																			(10,348,000)				3,414,000			(6,934,000)		(2,400,000)	(20,000,000)
Consideration paid			222,770,000							19,200,000			15,437,000			25,590,000			162,543,000													123,596,000							66,797,000		6,246,000		19,332,000			23,398,000		17,821,000			80,050,000		60,000,000		17,850,000			2,200,000							271,890,000	8,280,000,000														39,654,000
Consideration paid																																123,600,000																												16,100,000	90,000,000			8,300,000										7,300,000						39,700,000
Noncontrolling interest acquired																																	23,960,000
Business acquisitions
Remaining percentage of voting interests acquired																																			25.10%
Ownership interest immediately prior to acquisition (as a percent)																												0.25
Ownership interest after acquisition (as a percent)																									100.00%			40.00%							100.00%																												70.97%												99.01%
Preferred shares ownership interest after acquisition (as a percent)																																																																											69.70%
Effective direct and indirect ownership interests (as a percent)																										96.04%	50.95%
Additional stake in TS-Retail as a result of acquisition of Sistema Telecom (as a percent)																										45.00%
Amortization period		6			8	8	14	12
Contingent consideration																																																					25,000,000		5,000,000			8,800,000			20,000,000
Remaining part of the contingent consideration																																																												3,900,000
Time period for contingent consideration payment, low end of range (in months)																																																					12
Time period for contingent consideration payment, high end of range (in months)																																																					18
Time period for contingent consideration payment (in months)																																																							12			12
Difference between the fair value of contingent consideration and the actual amount paid charged to other operating expenses																																																		41,800,000
Change in fair value of contingent consideration																																																												1,500,000
Consideration paid per global depository receipt ("GDR")																																																																				$ 6.21	184.02
Excess of consideration over the carrying value of net assets recorded as a reduction to additional paid-in capital																																																																			1,070,000,000
Excess of consideration over the carrying value of net assets recorded as a reduction to retained earnings																																																																			242,700,000
Consideration paid in ordinary MTS OJSC shares (in shares)																																																																										31,816,462
Value of ordinary MTS OJSC shares based on the MICEX price																																																																															7,170,000,000
Value of ordinary MTS OJSC shares based on the MICEX price (in RUB per share)																																																																															225.4
MTS shares outstanding issued (as a percent)																																																																										1.60%
Number of preferred shares acquired																																																																										11,135,428
Number of ordinary shares acquired																																																															37,614,087	46,232,000										2,462,687
Percentage of Comstar-UTS shares outstanding received																																																																11.06%
Cash consideration paid to Comstar-UTS																																123,600,000																												16,100,000	90,000,000			8,300,000										7,300,000						39,700,000
Ownership interest after acquisition excluding treasury shares (as a percent)																																																															73.33%
Redeemed amount of shares																																																																							168,800,000
Number of remaining shares held by non-controlling interest shareholders																																																																									98,853,996
Exchange ratio (in shares)																																																																						0.825
Increase in charter capital (in shares)																																																																						73,087,424
Charter capital (in shares)																																																																								2,066,413,562
Glaxen Corp. ownership stake (as a percent)																																																																																		25.50%
Pro forma results of operations
Net revenues			12,366,057,000	11,359,640,000
Net operating income			2,821,182,000	2,751,082,000
Net income			1,462,649,000	1,405,790,000
Earnings per share, basic and diluted			$ 0.74	$ 0.73
Loan receivable from Glaxen at the date of acquisition	12,500,000
Revenue and earnings of the companies acquired from third parties in 2011 since the acquisition date included in the consolidated statement of operations
Net revenues																																																																																			22,539,000
Net operating loss																																																																																			4,883,000
Net loss																																																																																			$ 3,353,000